8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2022 $ / shares shares		Sep. 30, 2021 $ / shares shares		Sep. 30, 2020 $ / shares shares
Weighted average contractual remaining life of finder's warrants in years	0.25		1.25		0.41
Finder's warrants
Outstanding	2,004,619		806,100		2,160,475
Granted	0		2,004,619		1,002,000
Exercise of options	0		(56,100)		(1,203,025)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0		(750,000)		(1,153,350)
Outstanding	2,004,619		2,004,619		806,100
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.13		$ 0.05		$ 0.06
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0		0.13		0.05
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0		0.05		0.05
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0		0.15		0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.13		0.13		$ 0.05
Finder's warrants | October 9, 2022
Exercise price | $ / shares	$ 0.135	[1]	$ 0.135
Outstanding	1,339,036	[1]	0
Granted	0	[1]	1,339,036
Exercise of options	0	[1]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	[1]	0
Outstanding	1,339,036	[1]	1,339,036	[1]	0
Finder's warrants | June 14, 2023
Exercise price | $ / shares	$ 0.12		$ 0.12
Outstanding	665,583		0
Granted	0		665,583
Exercise of options	0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0		0
Outstanding	665,583		665,583		0
Finder's warrants | February 25, 2021
Exercise price | $ / shares			$ 0.05		$ 0.05
Outstanding	0		806,100		0
Granted			0		1,002,000
Exercise of options			(56,100)		(195,900)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			(750,000)		0
Outstanding			0		806,100
Finder's warrants | December 24, 2019
Exercise price | $ / shares					$ 0.05
Outstanding			0		887,250
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(887,250)
Outstanding					0
Finder's warrants | April 25, 2020
Exercise price | $ / shares					$ 0.10
Outstanding			0		240,000
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(240,000)
Outstanding					0
Finder's warrants | July 9, 2020
Exercise price | $ / shares					$ 0.05
Outstanding			0		1,007,125
Granted					0
Exercise of options					(1,007,125)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					0
Outstanding					0
Finder's warrants | August 16, 2020
Exercise price | $ / shares					$ 0.14
Outstanding			0		26,100
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(26,100)
Outstanding					0

[1]	Subsequent to September 30, 2022, 1,339,036 finder’s warrants expired unexercised.